PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Electronic equipment	50,278	60,737	8,724
Furniture	10,649	11,738	1,686
Vehicles	1,168	1,168	168
Leasehold improvements	237,256	277,042	39,795
	299,351	350,685	50,373
Less: accumulated depreciation	170,939	213,345	30,645
Property and equipment, net	128,412	137,340	19,728
Depreciation expense for the years ended December 31, 2017, 2018 and 2019 was RMB29,246, RMB36,026 and RMB45,375 (US$6,518), respectively.